Organization and Principal Activities (Details) - Schedule of Net Loss Per Share Before and After the Retrospective Adjustments - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Before adjustment [Member]
Net income (loss) from continuing operation attributable to the Company’s ordinary shareholders per ordinary share
—Basic	$ (0.03)	$ 0.01
Net loss from discontinued operation attributable to the Company’s ordinary shareholders per ordinary share
—Basic		(0.12)
Net income attributable to the Company’s ordinary shareholders per ordinary share
—Basic	(0.03)	(0.11)
After adjustment [Member]
Net income (loss) from continuing operation attributable to the Company’s ordinary shareholders per ordinary share
—Basic	(0.07)	0.05
Net loss from discontinued operation attributable to the Company’s ordinary shareholders per ordinary share
—Basic	(0.01)	(0.34)
Net income attributable to the Company’s ordinary shareholders per ordinary share
—Basic	$ (0.08)	$ (0.29)